RELATED PARTY TRANSACTIONS AND BALANCES - Disclosure of amounts due from directors and officers (Details) - CAD ($)	Nov. 30, 2020	Nov. 30, 2019
Disclosure of transactions between related parties [line items]
Due from directors and officers	$ 2,500	$ 25,070
Company controlled by Corporate Secretary [Member]
Disclosure of transactions between related parties [line items]
Due from directors and officers	0	5,250
Director [Member]
Disclosure of transactions between related parties [line items]
Due from directors and officers	$ 2,500	$ 19,820